Provision for Employee Benefits - Schedule of Movement in the Present Value of Plan A’s Defined Benefit Obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Plan A [Member]
Schedule of Movement in the Present Value of Defined Benefit Obligation [Line Items]
Defined benefit obligations at beginning balance	$ 4,910,067	$ 4,827,800
Benefits paid during the year	(443,213)	(578,457)
Current service costs	519,077	442,700
Interest	114,422	121,651
Past service cost and gain (loss) on settlement	79,935	37,677
Actuarial gain (loss)	352,577	3,431
Exchange differences	(5,077)	55,265
Defined benefit obligations at ending balance	5,527,788	4,910,067
Plan B [Member]
Schedule of Movement in the Present Value of Defined Benefit Obligation [Line Items]
Defined benefit obligations at beginning balance	25,915	21,814
Benefits paid during the year	(10,163)	(2,884)
Current service costs	5,079	4,876
Interest	399	607
Past service cost and gain (loss) on settlement	9,729	2,491
Actuarial gain (loss)	(9,805)	(1,298)
Exchange differences	(216)	309
Defined benefit obligations at ending balance	$ 20,938	$ 25,915